Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of useful lifetimes, depreciation rates and depreciation methods used in calculating depreciation

	Useful lifetime	Depreciation rates	Depreciation method
Wind farms	25-30 years	4%-3.3%	Straight line
Photovoltaic systems	30 years	3.33%	Straight line
Automatic cleaning systems	20 years	5%	Straight line
Others	3-14 years	33%-7%	Straight line

Disclosure of data regarding the EUR, HRK, HUF and NIS exchange rates, and regarding the CPI

	Representative exchange rate				CPI(*)
	EUR	NIS	HUF	HRK	Known index
	(USD to 1)				In points
Date of the financial statements:
As of December 31, 2022	1.066	0.284	0.0027	0.142	110.1
As of December 31, 2021	1.132	0.322	0.0031	0.150	104.5

	%	%	%	%	%
Rates of change:
For the year ended:
As of December 31, 2022	(5.8)	(11.8)	(12.9)	(5.3)	5.4
As of December 31, 2021	(7.7)	3.5	(8.8)	(0.8)	2.4

(*)       Base: 2012 average = 100.

Disclosre of amortization of right-of-use asset
•	Electricity production facilities	20-30 years
•	Offices	3-7 years